Net borrowings - Maturity of gross borrowings before derivative financial instruments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	$ 21,501	$ 20,791
Within one year
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	2,885	2,142
Between one and three years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	4,873	4,437
Between three and five years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	4,222	3,620
Beyond five years
Disclosure of detailed information about borrowings [line items]
Total borrowings before derivative financial instruments	$ 9,521	$ 10,592